Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties

NOTE 7 – RISKS AND UNCERTAINTIES

The Plan primarily invests in various investments which are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the value of investments will occur in the near-term and that such changes could materially affect participants' account balances and the amounts reported in the accompanying statements of net assets available for benefits and supplemental schedule.